Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions
29.    Related party transactions
The detail of the assets and liabilities with related private corporations and financial institutions is as follows:

	December 31,
	2022	2021
Assets:
Demand deposits	5,986	2,680
Loans, net	242,024	29,857
Securities at amortized cost	19,593	—
Total	267,603	32,537

Liabilities:
Time deposits	567,451	150,000
Total	567,451	150,000

Contingencies:
Stand-by letters of credit	3,350	9,130
Loss allowance	(16)	(37)
The detail of income and expenses with related parties is as follows:

	December 31,
	2022	2021	2020
Interest income:
Loans	4,719	211	1,390
Securities at amortized cost	685	—	—
Total	5,404	211	1,390
Interest expense:
Deposits	(10,943)	(1,866)	(2,961)

Net interest income (expenses)	(5,539)	(1,655)	(1,571)

Other income (expense):
Fees and commissions, net	116	216	420
Loss on financial instruments, net	74	—	—
Total	190	216	420

Net income (loss) from related parties	(5,349)	(1,439)	(1,151)
The total compensation paid to directors and the executives as representatives of the Bank amounted to:

	December 31,
	2022	2021	2020
Expenses:
Compensation costs to directors	1,853	1,877	2,033
Compensation costs to executives	4,302	4,083	5,448
Compensation costs of Bank´s directors and executives include annual cash retainers and the cost of granted restricted stock and restricted stock units.